Condensed Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and cash equivalents		$ 13,213	$ 329
Cash and cash equivalents including restricted cash	181,582	13,288	329
Restricted cash		75	75
Prepaid expenses and other current assets	3,121	978	1,618
Other receivable			84
Total current assets	184,703	14,266	2,106
Other assets	285	396	55
Property and equipment, net	534	21	28
Total assets	185,522	14,683	2,189
Current liabilities
Accounts Payable	244	315	991
Accrued liabilities	4,045	3,668	1,400
Convertible notes payable			4,460
Total Current Liabilities	4,289	3,983	6,851
Convertible preferred stock warrant liability		474	433
Convertible preferred stock call option liability		21
Total Liabilities	4,289	4,478	7,284
Commitments and contingencies (Note 6)
Convertible preferred stock		57,497	29,647
Stockholders' equity (deficit)
Common stock	2
Additional paid-in capital	276,837	6,454	507
Deficit accumulated during the development stage	(95,606)	(53,746)	(35,249)
Total stockholders' equity (deficit)	181,233	(47,292)	(34,742)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	185,522	14,683	2,189
Pro Forma [Member]
Current liabilities
Commitments and contingencies (Note 6)
Stockholders' equity (deficit)
Common stock		1
Additional paid-in capital		65,883
Deficit accumulated during the development stage		(55,184)
Total stockholders' equity (deficit)		$ 10,700